UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2011

Date of reporting period:	April 30, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2011

Total Return for the 6 Months Ended April 30, 2011
Class A	Class B	Class C	Class I	Barclays Capital Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
1.61%	1.31%	1.32%	1.86%	0.95%	1.26%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The U.S. economy continued to grow during the six-month period ended April 30, 2011, albeit at a slower pace. Gross domestic product (GDP) in the fourth quarter 2010 registered an annualized rate of 3.1 percent, but decelerated to 1.8 percent in the first quarter of 2011. The unemployment picture improved slightly. The unemployment rate fell from 9.5 percent to 9.0 percent as of its April reading, while non-farm payrolls added an average of 168,000 jobs per month for the past six months. Inflationary pressures caused by rising commodity prices contributed to a rise in the consumer price index from 1.1 percent to 2.7 percent (as of March).

Among the events affecting the financial markets during the six-month period included the implementation of the Federal Reserve's widely anticipated second program of Treasury bond purchases (also known as the second round of quantitative easing, or QE2). QE2 gave investors confidence that the economy was likely to avoid a double-dip recession. However, ongoing difficulties in managing the sovereign debts of Greece, Ireland, Portugal, and Spain contributed to market volatility throughout the period. In the U.S., concerns about federal debt levels led bond rating agency Standard & Poor's (S&P) to downgrade its outlook on the U.S.'s creditworthiness for the first time in S&P's nearly 150-year history. Although U.S. Treasuries maintained their AAA rating for the time being, the threat of the U.S. losing its high rating roiled the stock market. The bond market, however, seemed relatively unaffected.

Markets were further disrupted by the earthquake in Japan in March, as investors feared supply chain disruptions for electronics and auto components. Initial concerns abated as most major economies (except for Japan's) have adjusted. Also in the spring, political upheavals erupted across the Middle East, causing oil prices to rise on concerns about supply interruptions. Strong corporate earnings reports for the first quarter of 2011, however, helped the stock market appreciate for the period.

In the mortgage securities market, the Treasury's announcement that it would be reducing its mortgage-backed securities portfolio prompted an initially negative reaction in the market. However, the market recovered, as the Treasury planned on selling their portfolio over a 12-month period and promising not to disrupt the market. Demand for mortgage securities rose over the period, driven primarily by banks' and real estate investment trusts' (REITs) search for attractive yields.

The housing market remained weak, with persistently high delinquency rates and home prices languishing near the bottom. The U.S. government decided to extend the Home Affordable Refinance Program (HARP) for another year to continue stemming the tide of foreclosures and reduce the supply of vacant homes. Within the government-sponsored enterprises (GSEs) Fannie Mae, Freddie Mac, and Ginnie Mae, underwriting standards have tightened. Previously Ginnie Mae had been the only GSE still issuing loans to less creditworthy borrowers, but it has raised its standards. Furthermore, all three GSEs have increased their fees, making it even more prohibitive for borrowers seeking mortgage loans.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed the Barclays Capital Mortgage Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2011, assuming no deduction of applicable sales charges.

At the beginning of the period with primary mortgage rates at a low of 4.25 percent, the portfolio was underweight coupons in the 4.5 to 5.5 percent range. This segment was relatively less attractive to us as homeowners with these loans stood a better chance of refinancing, because they took out loans after home prices fell and under tighter underwriting standards. Homeowners who had borrowed in the past three years had been underwritten under tighter credit standards, making it easier for them to refinance because some have equity in their homes, better credit standing, and/or benefited from HARP.

In contrast, the portfolio held an overweight in higher coupon (6.0 to 6.5 percent) securities, which are generally composed of loans to more credit-impaired borrowers. These homeowners were more likely to have negative equity in their homes, less than stellar credit, and less likely to qualify for refinancing. The prepayment risk was much lower for this segment, given the mortgage rates at the time. We did reduce the portfolio's overweight during the period, as we believed valuations had become relatively expensive. The portfolio's exposure to higher coupons was among the main positive contributors to performance during the period.

The portfolio's allocation to Ginnie Mae (GNMA) bonds in the 4.0 percent coupon segment also benefited performance. Demand for Ginnie Mae securities remained strong from investors within Asia, especially Japan and China. In addition, changes to international banking rules helped extend demand for Ginnie Mae bonds. Basel III, a set of global regulatory standards for banking, stipulates that Ginnie Mae has no reserve requirement because its bonds are backed by the U.S. government (and are therefore considered "riskless"). This feature and the segment's attractive yields appealed to banks looking to keep reserves to a minimum. We trimmed the exposure in our GNMA position as valuations became more expensive.

Overall, the Fund's total portfolio remained underweight mortgage-backed securities relative to the Index because of the portfolio's allocation to commercial mortgage-backed securities (CMBS), residential mortgage backed securities (RMBS) and asset-backed securities (ABS). These sectors are not represented in the Index. CMBS, RMBS and ABS performed well during the period, further bolstering the portfolio's performance relative to the Index's.

The portfolio was underweight in the 15-year mortgage sector during the period. The sector performed well as its yield profile and short average life are attractive to bank investors. REITs were also major buyers in the 15-year sector. The portfolio's underweight detracted from performance.

We maintained the portfolio's duration (a measure of interest-rate sensitivity) within a narrow band during the reporting period. However, our strategy of dynamic hedging using future contracts became increasingly expensive as interest rates remained volatile, and the associated costs detracted from returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/11
Mortgage-Backed Securities — FNMA	41.7%
Mortgage-Backed Securities — FHMLC	19.0
Collateralized Mortgage Obligations	13.7
Short-Term Investments	12.9
Mortgage-Backed Securities — GNMA	8.3
Asset-Backed Securities	2.5
Commercial Mortgage-Backed Securities	1.4
Municipal Bond	0.5
LONG-TERM CREDIT ANALYSIS as of 04/30/11
AAA	93.6%
AA	2.8
A	1.0
BBB	2.3
BB	0.3

+  Does not include open long/short futures contracts with an underlying face amount of $21,041,572 with net unrealized appreciation of $120,244. Also does not include open swap contracts with net unrealized depreciation of $105,090 and the value of securities held as collateral on loaned securities.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data is as a percentage of total investments excluding the value of securities held as collateral on loaned securities and long-term credit analysis data is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"). In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund may invest in high yield securities (commonly referred to as "junk bonds"). The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2011
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class C Shares† (since 07/28/97) MTGCX		Class I Shares†† (since 07/28/97) MTGDX
1 Year	5.73 1.24 [4]	%[3]	5.16 0.16 [4]	%[3]	5.14 4.14 [4]	%[3]	6.04 —%[3]
5 Years	2.96 [3] 2.07 [4]		2.32 [3] 1.98 [4]		2.33 [3] 2.33 [4]		3.24 [3] —
10 Years	3.76 [3] 3.31 [4]		3.18 [3] 3.18 [4]		3.09 [3] 3.09 [4]		3.96 [3] —
Since Inception	4.44 [3] 4.11 [4]		5.34 [3] 5.34 [4]		3.71 [3] 3.71 [4]		4.52 [3] —
Gross Expense Ratio	1.22		1.82		1.82		0.97

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/10 – 04/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/10	04/30/11	11/01/10 – 04/30/11
Class A
Actual (1.61% return)	$1,000.00	$1,016.10	$6.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.31
Class B
Actual (1.31% return)	$1,000.00	$1,013.10	$9.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.57	$9.30
Class C
Actual (1.32% return)	$1,000.00	$1,013.20	$9.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.67	$9.20
Class I
Actual (1.86% return)	$1,000.00	$1,018.60	$5.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.06

  @  Expenses are equal to the Fund's annualized expense ratios of 1.26%, 1.86%, 1.84% and 1.01% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (79.1%)
	Federal Home Loan Mortgage Corporation (1.3%)
$425		9.50%	01/01/17 - 02/01/19	$487,476
482		10.00	04/01/16 - 12/01/20	543,307
				1,030,783
	Federal Home Loan Mortgage Corporation (ARM)(0.6%)
184		5.484	01/01/38	195,922
259		5.701	03/01/37	273,745
				469,667
	Federal Home Loan Mortgage Corporation (PC) Gold (19.6%)
1,345		4.50	09/01/35 - 01/01/36	1,396,140
7,475		5.00	08/01/35 - 08/01/40	7,913,538
2,348		5.50	01/01/36 - 11/01/37	2,529,211
2,302		6.00	12/01/37 - 06/01/38	2,517,285
322		6.50	06/01/29 - 09/01/33	364,143
265		7.50	04/01/20 - 05/01/35	308,586
110		8.00	08/01/32	130,316
169		8.50	08/01/31	205,035
67		10.00	10/01/21	74,122
				15,438,376
	Federal Home Loan Mortgage Corporation Strip (0.3%)
576	208 (IO)	7.00	06/01/30	131,182
507	206 (IO)	7.50	12/01/29	112,946
2	191 (IO)	8.00	01/01/28	382
				244,510
	Federal National Mortgage Association (47.5%)
4,085		4.00	(a)	4,066,491
2,496		4.00	02/01/41	2,487,621
3,750		4.50	(a)	3,859,571
4,056		4.50	11/01/23 - 10/01/40	4,181,524
875		5.00	(a)	923,672
2,343		5.00	12/01/35 - 03/01/39	2,479,069
2,235		5.50	(a)	2,405,767
6,305		5.50	11/01/35 - 05/01/38	6,809,320
5,336		6.00	01/01/37 - 06/01/39	5,845,243
2,098		6.50	01/01/27 - 12/01/33	2,375,245
44		7.00	07/01/23 - 06/01/32	50,962
319		7.50	08/01/37	371,958
327		8.00	04/01/33	382,432
290		8.50	10/01/32	340,327

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$644		9.50%		04/01/30	$760,733
14		9.75		03/01/16	14,871
91		10.00		10/01/18	103,158
					37,457,964
	Federal National Mortgage Association Strip (0.4%)
446	406 16 (IO)	5.00		01/25/41	88,496
223	289 2 (IO)	7.00		11/01/27	42,209
223	306 (IO)	8.00		05/01/30	53,409
196	307 (IO)	8.00		06/01/30	45,343
247	267 2 (IO)	8.50		10/01/24	59,799
					289,256
	Government National Mortgage Association (9.3%)
	1,700	4.00		(a)	1,722,578
	4,543	4.50		04/15/39 - 08/15/39	4,770,775
	341	6.50		08/15/25 - 05/15/29	386,528
	442	11.00		04/15/21	505,813
					7,385,694
	Government National Mortgage Association II (0.1%)
99		8.00		05/20/30	116,585
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $60,307,407)				62,432,835
	Collateralized Mortgage Obligations (15.7%)
	Private Issues (10.5%)
610	American Home Mortgage Investment Trust 2006-3 11A1	0.393	(b)	12/25/46	398,847
	Chase Mortgage Finance Corp.
215	2007-A1 2A1	2.887	(b)	02/25/37	216,328
472	2007-A1 1A6	2.938	(b)	02/25/37	373,947
849	2007-A1 1A5	2.938	(b)	02/25/37	846,364
549	2005-S3 A1	5.50		11/25/35	526,038
401	Countrywide Home Loan Mortgage Pass Through Trust 2004-29 1A1	0.753	(b)	02/25/35	337,762
605	Credit Suisse Mortgage Capital Certificates 2009-8R 5A1 (144A)(c)	5.787	(b)	05/26/37	620,217
350	First Horizon Asset Securities, Inc. 2006-3 1A13	6.25		11/25/36	339,664
67	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A)(c)	4.25		07/25/40	67,777

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	GSR Mortgage Loan Trust
$192	2005-2F 3A1	0.463	(b)%	03/25/35	$171,582
220	2006-1F 2A16	6.00		02/25/36	209,239
	Impac CMB Trust
515	2004-5 1M1	0.743	(b)	10/25/34	400,888
554	2004-5 1M2	0.793	(b)	10/25/34	400,577
23	Luminent Mortgage Trust 2006-1 A1	0.453	(b)	04/25/36	13,010
77	Mastr Adjustable Rate Mortgages Trust 2006-2 4A1	4.971	(b)	02/25/36	72,978
163	MLCC Mortgage Investors, Inc. 2004-A A2	0.71	(b)	04/25/29	152,322
686	Mortgage Equity Conversion Asset Trust 2010-1A A (144A)(c)	4.00		07/25/60	686,819
225	Preliminary Dealers Insurance (IO)	15.412		04/21/41	259,313
231	Salomon Brothers Mortgage Securities VII, Inc. 2001-CPB1 A	2.819	(b)	12/25/30	238,117
375	Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1	0.443	(b)	05/25/45	253,377
	Wells Fargo Mortgage Backed Securities Trust
535	2004-G A3	4.735	(b)	06/25/34	549,080
675	2005-4 A4	5.00		04/25/35	700,478
429	2007-14 2A2	5.50		10/25/22	446,331
					8,281,055
	U.S. Government Agencies (5.2%)
	Federal Home Loan Mortgage Corporation
969	3645 EI (IO)	5.00		12/15/20	111,833
1,000	3842 HS (IO)	5.727		06/15/40	158,368
1,119	3339 TI (IO)	5.921		07/15/37	149,576
1,019	3257 SI (IO)	6.101		12/15/36	143,910
2,791	3819 MS (IO)	6.251		06/15/40	497,696
697	3819 SH (IO)	6.251		06/15/40	124,247
	Federal National Mortgage Association
506	1996-46 FC	1.45	(b)	12/25/23	518,545
563	2010-23 GI (IO)	5.00		08/25/37	55,863
243	2010-111 WA	6.035	(b)	10/25/40	267,858
2,885	2010-M6 SA (IO)	6.177		09/25/20	658,088
1,012	2009-8 BS (IO)	6.487		02/25/24	104,466
336	2009-24 LC	6.737	(b)	04/25/39	355,551
	Government National Mortgage Association
4,964	2010-H26 (IO)	0.85	(b)	08/20/58	158,357
346	2011-19 IM (IO)	5.00		02/16/41	77,281

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,516	2010-47 BX (IO)	6.334%		08/16/34	$290,127
1,600	2011-51 SE (IO)	6.348		04/16/41	258,544
1,042	2006-47 SA (IO)	6.584		08/16/36	171,573
					4,101,883
	Total Collateralized Mortgage Obligations (Cost $11,912,477)				12,382,938
	Asset-Backed Securities (2.9%)
575	Citigroup Mortgage Loan Trust, Inc. (See Note 6) 2005-WF1 A4	5.53		11/25/34	540,377
816	GSAA Trust 2004-5 AF4	5.258	(b)	06/25/34	820,752
357	SLC Student Loan Trust 2010-B A1 (144A)(c)	4.00	(b)	07/15/42	373,436
575	SLM Student Loan Trust 2011-A A3 (144A)(c)	2.713	(b)	01/15/43	576,725
	Total Asset-Backed Securities (Cost $2,129,695)				2,311,290
	Commercial Mortgage-Backed Securities (1.6%)
110	GE Capital Commercial Mortgage Corp. 2004-C2 A4	4.893		03/10/40	117,435
325	LB-UBS Commercial Mortgage Trust 2006-C1 AJ	5.276	(b)	02/15/41	324,698
800	WF-RBS Commercial Mortgage Trust 2011-C2 B (144A)(c)	5.174	(b)	02/15/44	830,727
	Total Commercial Mortgage-Backed Securities (Cost $1,244,531)				1,272,860
	Municipal Bond (0.5%)
	Student Loan
425	North Texas Higher Education Authority (Cost $425,000)	1.466	(b)	04/01/40	425,497
	Short-Term Investments (20.0%)
	U.S. Government Obligations (9.4%)
7,430	U.S. Treasury Bills (Cost $7,429,031)(d)(e)(f)	0.054 - 0.067		07/14/11 - 07/21/11	7,429,841
	Securities Held as Collateral on Loaned Securities (5.2%)
	Repurchase Agreements (1.2%)
357	Barclays Capital, Inc. (0.04%, dated 04/29/11, due 05/02/11; proceeds $356,622; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.63% due 12/28/12; valued at $363,757)				356,620

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
$608	Nomura Holdings, Inc. (0.06%, dated 04/29/11, due 05/02/11; proceeds $608,332; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 06/01/25 - 04/01/26; Federal National Mortgage Association 3.50% - 6.10% due 09/01/20 - 11/01/47; valued at $620,495)		$608,329
	Total Repurchase Agreements (Cost $964,949)		964,949
NUMBER OF SHARES (000)
	Investment Company (4.0%)
3,115	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (See Note 6) (Cost $3,114,741)		3,114,741
	Total Securities Held as Collateral on Loaned Securities (Cost $4,079,690)		4,079,690
	Investment Company (5.4%)
4,246	Morgan Stanley Institutional Liquidity Funds-Government Portfolio - Institutional Class (See Note 6)(Cost $4,245,683)		4,245,683
	Total Short-Term Investments (Cost $15,754,404)		15,755,214
	Total Investments (Cost $91,773,514) (g)(h)	119.8%	94,580,634
	Liabilities in Excess of Other Assets	(19.8)	(15,664,405)
	Net Assets	100.0%	$78,916,229

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of April 30, 2011.

  IO  Interest Only Security.

  PC  Participation Certificate.

  (a)  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (b)  Floating rate security. Rate shown is the rate in effect at April 30, 2011.

  (c)  Resale is restricted to qualified institutional investors.

  (d)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (e)  A portion of this security has been physically segregated in connection with open futures and swap contracts.

  (f)  All or a portion of this security was on loan at April 30, 2011.

  (g)  Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,048,090 and the aggregate gross unrealized depreciation is $240,970 resulting in net unrealized appreciation of $2,807,120.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

Futures Contracts Open at April 30, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
74	Long	U.S. Treasury Notes 5 Year, June 2011	$8,766,688	$96,055
22	Long	U.S. Treasury Bonds 30 Year, June 2011	2,692,250	57,255
7	Long	U.S. Treasury Notes 10 Year, June 2011	847,984	16,829
4	Short	90Day Euro$ December 2013	(974,500)	(6,163)
4	Short	90Day Euro$ September 2013	(977,150)	(6,313)
4	Short	90Day Euro$ June 2013	(979,800)	(6,363)
4	Short	90Day Euro$ March 2013	(982,450)	(6,213)
22	Short	U.S. Treasury Notes 2 Year, June 2011	(4,820,750)	(24,843)
		Net Unrealized Appreciation		$120,244

Interest Rate Swap Contracts Open at April, 30 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A.	$7,850	3 Month LIBOR	Receive	0.80%	10/28/13	$41,213
Bank of America, N.A.	3,290	3 Month LIBOR	Pay	2.098	10/28/17	(112,617)
Bank of America, N.A.***	2,435	3 Month LIBOR	Pay	4.795	12/09/20	2,654
Bank of America, N.A.	595	3 Month LIBOR	Receive	4.058	12/09/40	11,448
Goldman Sachs International	1,190	3 Month LIBOR	Receive	3.769	04/15/20	(53,729)
Goldman Sachs International***	2,440	3 Month LIBOR	Pay	4.67	12/07/20	(9,516)
Goldman Sachs International	580	3 Month LIBOR	Receive	4.015	12/07/40	15,457
		Net Unrealized Depreciation				$(105,090)

  LIBOR  London Interbank Offered Rate.

  ***  Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $83,958,545) (including $3,999,778 for securities loaned)	$86,679,833
Investment in affiliates, at value (cost $7,814,969)	7,900,801
Unrealized appreciation on open swap contracts	70,772
Receivable for:
Investments sold	5,774,083
Interest	295,211
Principal paydowns	29,727
Variation margin	13,847
Interest and dividends from affiliates	2,609
Periodic interest on open swap contracts	1,450
Shares of beneficial interest sold	71
Prepaid expenses and other assets	40,029
Total Assets	100,808,433
Liabilities:
Unrealized depreciation on open swap contracts	175,862
Collateral on securities loaned, at value	4,079,690
Payable for:
Investments purchased	17,200,223
Shares of beneficial interest redeemed	176,306
Periodic interest on open swap contracts	33,003
Investment advisory fee	29,655
Transfer agent fee	20,778
Distribution fee	18,993
Dividends to shareholders	15,199
Administration fee	5,175
Accrued expenses and other payables	137,320
Total Liabilities	21,892,204
Net Assets	$78,916,229
Composition of Net Assets:
Paid-in-capital	$106,631,235
Net unrealized appreciation	2,822,274
Accumulated undistributed net investment income	192,488
Accumulated net realized loss	(30,729,768)
Net Assets	$78,916,229
Class A Shares:
Net Assets	$73,103,441
Shares Outstanding (unlimited shares authorized,$.01 par value)	8,606,935
Net Asset Value Per Share	$8.49
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.87
Class B Shares:
Net Assets	$3,366,397
Shares Outstanding (unlimited shares authorized,$.01 par value)	403,970
Net Asset Value Per Share	$8.33
Class C Shares:
Net Assets	$2,312,565
Shares Outstanding (unlimited shares authorized,$.01 par value)	274,876
Net Asset Value Per Share	$8.41
Class I Shares:
Net Assets	$133,826
Shares Outstanding (unlimited shares authorized,$.01 par value)	16,063
Net Asset Value Per Share	$8.33

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2011 (unaudited)

Net Investment Income: Income
Interest	$1,671,692
Interest and dividends from affiliates	17,314
Income from securities loaned - net	1,864
Total Income	1,690,870
Expenses
Investment advisory fee	188,974
Distribution fee (Class A shares)	91,768
Distribution fee (Class B shares)	18,502
Distribution fee (Class C shares)	9,844
Professional fees	55,572
Transfer agent fees and expenses	41,394
Administration fee	32,166
Shareholder reports and notices	28,658
Registration fees	24,885
Custodian fees	7,663
Trustees' fees and expenses	3,755
Other	22,536
Total Expenses	525,717
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,415)
Net Expenses	524,302
Net Investment Income	1,166,568
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	548,262
Futures contracts	(158,110)
Swap contracts	143,755
Foreign currency translation	(45)
Net Realized Gain	533,862
Change in Unrealized Appreciation/Depreciation on:
Investments	(568,728)
Investments in affiliates	(4,147)
Futures contracts	104,343
Swap contracts	27,792
Net Change in Unrealized Appreciation/Depreciation	(440,740)
Net Gain	93,122
Net Increase	$1,259,690

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,166,568	$2,230,387
Net realized gain	533,862	3,049,584
Net change in unrealized appreciation/depreciation	(440,740)	185,366
Net Increase	1,259,690	5,465,337
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,176,368)	(2,650,428)
Class B shares	(56,677)	(211,089)
Class C shares	(30,965)	(77,198)
Class I shares	(2,602)	(5,791)
Total Dividends	(1,266,612)	(2,944,506)
Net decrease from transactions in shares of beneficial interest	(6,648,052)	(13,281,354)
Net Decrease	(6,654,974)	(10,760,523)
Net Assets:
Beginning of period	85,571,203	96,331,726
End of Period (Including accumulated undistributed net investment income of $192,488 and $292,532, respectively)	$78,916,229	$85,571,203

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2011 were $3,999,778 and $4,080,000, respectively. The Fund received cash collateral of $4,079,690, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of April 30, 2011 there was uninvested cash of $310, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2010 remains subject to examination by taxing authorities.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
U.S. Government Agencies - Mortgage-Backed Securities	$62,432,835	—	$62,432,835	—
Collateralized Mortgage Obligations - Private Issues	8,281,055	—	8,281,055	—
Collateralized Mortgage Obligations - U.S. Government Agencies	4,101,883	—	4,101,883	—
Asset-Backed Securities	2,311,290	—	2,311,290	—
Commercial Mortgage-Backed Securities	1,272,860	—	1,272,860	—
Municipal Bond	425,497	—	425,497	—
Short-Term Investments
U.S. Government Obligations	7,429,841	—	7,429,841	—
Repurchase Agreements	964,949	—	964,949	—
Investment Company	7,360,424	$7,360,424	—	—
Total Short-Term Investments	15,755,214	7,360,424	8,394,790	—
Futures	170,139	170,139	—	—
Interest Rate Swaps	70,772	—	70,772	—
Total	$94,821,545	$7,530,563	$87,290,982	—
Liabilities:
Futures	$(49,895)	$(49,895)	—	—
Interest Rate Swaps	(175,862)	—	$(175,862)	—
Total	$(225,757)	$(49,895)	$(175,862)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the Levels as of the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

end of the period. As of April 30, 2011, the Fund did not have any investments transfer between valuation levels.

3. Derivatives

The Fund used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Transactions in futures contracts for the six months ended April 30, 2011, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	44
Futures opened	623
Futures closed	(526)
Futures, outstanding at end of the period	141

Swaps A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) broker" on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210, Balance Sheet ("ASC 210").

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

Transactions in swap contracts for the six months ended April 30, 2011, were as follows:

	NOTIONAL AMOUNT (000'S)	NOTIONAL AMOUNT (000'S)
Swaps, outstanding at beginning of period	$12,330		—
Swaps opened	28,772	EUR	13,577
Swaps closed	(22,722)		(13,577)
Swaps, outstanding at end of period	$18,380		—

EUR  Euro.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2011.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$170,139	†	Variation margin	$(49,895)†
	Unrealized appreciation on open swap contracts	70,772		Unrealized depreciation on open swap contracts	(175,862)
		$240,911			$(225,757)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$(158,110)	$143,755

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$104,343	$27,792

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,239,163 at April 30, 2011.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A shares or Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2011, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.83%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $1,000, and received $267 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the six months ended April 30, 2011, advisory fees paid were reduced by $1,415 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are included in "interest and dividends from affiliates" in the Statement of Operations and totaled $400 for the six months ended April 30, 2011. During the six months ended April 30, 2011, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $27,349,282 and $23,201,575, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2011 aggregated $85,576,419 and $92,636,758 respectively.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for the six months ended April 30, 2011:

PURCHASES	SALES	NET REALIZED GAIN (LOSS)	INCOME	VALUE
—	—	—	$16,914	$540,377

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2011, included in "trustees' fees and expenses" in the Statement of Operations amounted to $2,276. At April 30, 2011, the Fund had an accrued pension liability of $61,186, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

As of October 31, 2010, the Fund had temporary book/tax differences attributable to book amortization on premiums on debt securities, capital loss deferrals on straddles, mark-to-market of open futures contracts, nondeductible expenses, and dividends payable.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	71,836	$603,858	310,274	$2,586,541
Conversion from Class B	86,286	726,731	53,462	446,673
Reinvestment of dividends	133,996	1,128,640	300,368	2,489,525
Redeemed	(795,016)	(6,683,591)	(1,709,840)	(14,233,896)
Net decrease — Class A	(502,898)	(4,224,362)	(1,045,736)	(8,711,157)
CLASS B SHARES
Sold	221	1,823	69,321	564,392
Conversion to Class A	(87,915)	(726,731)	(54,489)	(446,673)
Reinvestment of dividends	6,505	53,771	24,310	197,268
Redeemed	(184,313)	(1,521,132)	(511,050)	(4,171,675)
Net decrease — Class B	(265,502)	(2,192,269)	(471,908)	(3,856,688)
CLASS C SHARES
Sold	4,401	36,850	6,587	54,151
Reinvestment of dividends	3,593	29,979	9,113	74,748
Redeemed	(30,710)	(255,678)	(100,334)	(828,622)
Net decrease — Class C	(22,716)	(188,849)	(84,634)	(699,723)
CLASS I SHARES
Sold	—	—	5,276	43,581
Reinvestment of dividends	312	2,573	690	5,606
Redeemed	(5,485)	(45,145)	(7,799)	(62,973)
Net decrease — Class I	(5,173)	(42,572)	(1,833)	(13,786)
Net decrease in Fund	(796,289)	$(6,648,052)	(1,604,111)	$(13,281,354)

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

On January 21, 2010, FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.49		$8.25		$7.71		$9.03		$9.08		$9.17
Income (loss) from investment operations:
Net investment income	0.13		0.21		0.27		0.41		0.45		0.37
Net realized and unrealized gain (loss)	0.00	(4)	0.30		0.52		(1.32)		(0.03)		(0.02)
Total income (loss) from investment operations	0.13		0.51		0.79		(0.91)		0.42		0.35
Less dividends from net investment income	(0.13)		(0.27)		(0.25)		(0.41)		(0.47)		(0.44)
Net asset value, end of period	$8.49		$8.49		$8.25		$7.71		$9.03		$9.08
Total Return(1)	1.61	%(5)	6.33%		10.24%		(10.22)%		4.76%		3.95%
Ratios to Average Net Assets(2):
Total expenses	1.26	%(3)(6)	1.21	%(3)	1.16	%(3)	1.15	%(3)	1.14	%(3)	1.09%
Net investment income	2.95	%(3)(6)	2.52	%(3)	3.31	%(3)	4.83	%(3)	5.00	%(3)	4.21%
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$73,103		$77,318		$83,782		$88,098		$125,274		$140,929
Portfolio turnover rate	106	%(5)	333%		499%		499%		534%		657%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.33		$8.10		$7.57		$8.87		$8.92		$9.00
Income (loss) from investment operations:
Net investment income	0.10		0.16		0.22		0.35		0.39		0.31
Net realized and unrealized gain (loss)	0.01		0.29		0.51		(1.30)		(0.03)		(0.01)
Total income (loss) from investment operations	0.11		0.45		0.73		(0.95)		0.36		0.30
Less dividends from net investment income	(0.11)		(0.22)		(0.20)		(0.35)		(0.41)		(0.38)
Net asset value, end of period	$8.33		$8.33		$8.10		$7.57		$8.87		$8.92
Total Return(1)	1.31	%(5)	5.77%		9.44%		(10.80)%		4.23%		3.31%
Ratios to Average Net Assets(2):
Total expenses	1.86	%(3)(6)	1.81	%(3)	1.76	%(3)	1.76	%(3)	1.75	%(3)	1.70%
Net investment income	2.35	%(3)(6)	1.92	%(3)	2.71	%(3)	4.22	%(3)	4.39	%(3)	3.61%
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$3,366		$5,575		$9,240		$14,714		$27,630		$45,202
Portfolio turnover rate	106	%(5)	333%		499%		499%		534%		657%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.41		$8.17		$7.64		$8.95		$9.00		$9.08
Income (loss) from investment operations:
Net investment income	0.10		0.16		0.22		0.35		0.39		0.32
Net realized and unrealized gain (loss)	0.01		0.30		0.51		(1.30)		(0.03)		(0.01)
Total income (loss) from investment operations	0.11		0.46		0.73		(0.95)		0.36		0.31
Less dividends from net investment income	(0.11)		(0.22)		(0.20)		(0.36)		(0.41)		(0.39)
Net asset value, end of period	$8.41		$8.41		$8.17		$7.64		$8.95		$9.00
Total Return(1)	1.32	%(5)	5.73%		9.51%		(10.78)%		4.24%		3.35%
Ratios to Average Net Assets(2):
Total expenses	1.84	%(3)(6)	1.81	%(3)	1.76	%(3)	1.76	%(3)	1.75	%(3)	1.67%
Net investment income	2.37	%(3)(6)	1.92	%(3)	2.71	%(3)	4.22	%(3)	4.39	%(3)	3.64%
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$2,313		$2,502		$3,123		$3,755		$5,697		$7,244
Portfolio turnover rate	106	%(5)	333%		499%		499%		534%		657%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.32		$8.09		$7.56		$8.85		$8.90		$8.98
Income (loss) from investment operations:
Net investment income	0.13		0.23		0.29		0.42		0.46		0.39
Net realized and unrealized gain (loss)	0.02		0.29		0.50		(1.29)		(0.03)		(0.01)
Total income (loss) from investment operations	0.15		0.52		0.79		(0.87)		0.43		0.38
Less Dividends from net investment income	(0.14)		(0.29)		(0.26)		(0.42)		(0.48)		(0.46)
Net asset value, end of period	$8.33		$8.32		$8.09		$7.56		$8.85		$8.90
Total Return(1)	1.86	%(5)	6.52%		10.51%		(9.96)%		5.01%		4.31%
Ratios to Average Net Assets(2):
Total expenses	1.01	%(3)(6)	0.96	%(3)	0.91	%(3)	0.91	%(3)	0.90	%(3)	0.85%
Net investment income	3.20	%(3)(6)	2.77	%(3)	3.56	%(3)	5.07	%(3)	5.24	%(3)	4.46%
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$134		$177		$187		$7,747		$11,255		$11,469
Portfolio turnover rate	106	%(5)	333%		499%		499%		534%		657%

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Change in Independent Accountants (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as independent accountants of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satifsfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new independent accountants.

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies.'' "Cookies'' recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage Securities Trust

Semiannual Report

April 30, 2011

MTGSAN
IU11-01232P-Y04/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2011